Angel Oak UltraShort Income ETF
Schedule of Investments
April 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS - 23.6%	Par	Value
Basic Materials - 1.2%
ArcelorMittal SA, 6.55%, 11/29/2027	$4,800,000	$4,940,205
Cabot Corp., 3.40%, 09/15/2026	2,250,000	2,237,626
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	275,000	275,028
FMC Corp., 3.20%, 10/01/2026	3,400,000	3,380,492
International Flavors & Fragrances, Inc., 1.83%, 10/15/2027 (a)	5,650,000	5,425,199
Methanex Corp., 5.13%, 10/15/2027	350,000	350,372
Mosaic Global Holdings, Inc., 7.30%, 01/15/2028	950,000	989,614
		17,598,536

Communications - 0.3%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	328,000	328,448
Expedia Group, Inc., 4.63%, 08/01/2027	4,217,000	4,223,879
		4,552,327

Consumer, Cyclical - 4.1%
American Honda Finance Corp., 4.55%, 07/09/2027	6,735,000	6,743,242
AutoNation, Inc., 1.95%, 08/01/2028	5,381,000	5,080,770
BorgWarner, Inc., 2.65%, 07/01/2027	3,960,000	3,882,837
Carnival Corp., 4.00%, 08/01/2028 (a)	6,380,000	6,233,070
Delta Air Lines, Inc., 4.95%, 07/10/2028	5,210,000	5,241,997
Ford Motor Credit Co. LLC, 2.90%, 02/16/2028	4,800,000	4,621,645
General Motors Co., 5.35%, 04/15/2028	1,070,000	1,085,177
General Motors Financial Co., Inc., 2.40%, 04/10/2028	3,400,000	3,270,493
Hyatt Hotels Corp., 5.75%, 01/30/2027	1,275,000	1,286,445
Meritage Homes Corp., 5.13%, 06/06/2027	2,100,000	2,105,104
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	800,000	836,472
Royal Caribbean Cruises Ltd., 5.50%, 04/01/2028 (a)	5,565,000	5,625,916
Southwest Airlines Co.
3.00%, 11/15/2026	3,800,000	3,773,647
7.38%, 03/01/2027	890,000	906,916
4.38%, 11/15/2028	1,410,000	1,400,006
Toll Brothers Finance Corp., 4.88%, 03/15/2027	2,153,000	2,158,881
VOC Escrow Ltd., 5.00%, 02/15/2028 (a)	6,745,000	6,739,796
		60,992,414

Consumer, Non-cyclical - 2.6%
Ashtead Capital, Inc., 1.50%, 08/12/2026 (a)	2,608,000	2,585,572
Campbell's Co., 5.20%, 03/19/2027	6,370,000	6,418,612
Conagra Brands, Inc.
1.38%, 11/01/2027	4,090,000	3,899,276
7.00%, 10/01/2028	1,560,000	1,636,334
Global Payments, Inc., 4.95%, 08/15/2027	2,977,000	2,986,598
HCA, Inc.
3.13%, 03/15/2027	525,000	520,137
5.20%, 06/01/2028	2,050,000	2,078,027
Keurig Dr Pepper, Inc., 5.10%, 03/15/2027	5,815,000	5,846,757
Kraft Heinz Foods Co.
3.00%, 06/01/2026	4,800,000	4,794,449
3.88%, 05/15/2027	1,500,000	1,493,289
Universal Health Services, Inc., 1.65%, 09/01/2026	5,565,000	5,515,245
		37,774,296

Energy - 2.0%
Continental Resources, Inc.
2.27%, 11/15/2026 (a)	3,400,000	3,362,569
4.38%, 01/15/2028	2,720,000	2,707,326
Enbridge, Inc., 4.60%, 06/20/2028	2,080,000	2,087,553
EQT Corp.
3.13%, 05/15/2026 (a)	1,907,000	1,905,539
3.90%, 10/01/2027	579,000	573,322
Occidental Petroleum Corp., 3.20%, 08/15/2026	3,100,000	3,091,054
ONEOK, Inc., 4.55%, 07/15/2028	2,000,000	2,001,095
Onslow Bay Mortgage Loan Trust, 3.00%, 02/15/2027	1,970,000	1,948,047
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 02/15/2028	800,000	799,725
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	5,565,000	5,557,865
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)	800,000	818,941
Western Midstream Operating LP, 4.75%, 08/15/2028	4,050,000	4,067,843
		28,920,879

Financial - 8.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	5,785,000	5,575,959
Air Lease Corp., 1.88%, 08/15/2026	4,800,000	4,762,291
Aircastle Ltd.
2.85%, 01/26/2028 (a)	3,400,000	3,298,749
6.50%, 07/18/2028 (a)	1,480,000	1,532,341
Ally Financial, Inc., 2.20%, 11/02/2028	5,210,000	4,919,435
Ares Capital Corp.
7.00%, 01/15/2027	4,000,000	4,053,389
2.88%, 06/15/2027	335,000	327,024
2.88%, 06/15/2028	1,785,000	1,704,311
Athene Global Funding
5.52%, 03/25/2027 (a)	2,779,000	2,803,448
4.83%, 05/09/2028 (a)	3,591,000	3,582,902
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (a)	2,005,000	1,943,581
2.75%, 02/21/2028 (a)	1,585,000	1,531,285
6.38%, 05/04/2028 (a)	2,610,000	2,688,965
Banco Santander SA, 3.80%, 02/23/2028	1,965,000	1,940,558
Barclays PLC, 5.20%, 05/12/2026	5,105,000	5,105,954
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/2027 (a)	800,000	790,609
Burford Capital Global Finance LLC, 6.25%, 04/15/2028 (a)	730,000	712,097
Citigroup, Inc., 4.45%, 09/29/2027	6,330,000	6,333,648
Comerica, Inc., 3.80%, 07/22/2026	3,400,000	3,392,597
Cooperatieve Rabobank UA, 3.75%, 07/21/2026	4,880,000	4,871,311
Crown Castle, Inc.
2.90%, 03/15/2027	330,000	325,572
3.80%, 02/15/2028	6,045,000	5,963,985
Freedom Mortgage Corp., 6.63%, 01/15/2027 (a)	800,000	799,688
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)	250,000	251,581
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	850,000	863,227
goeasy Ltd., 4.38%, 05/01/2026 (a)	260,000	260,000
Golub Capital BDC, Inc., 2.05%, 02/15/2027	3,370,000	3,285,549
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	2,885,000	2,879,179
Host Hotels & Resorts LP, 4.25%, 12/15/2028	5,731,000	5,676,455
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)	610,000	585,557
Jefferies Financial Group, Inc., 6.45%, 06/08/2027	2,505,000	2,551,835
Jefferson Capital Holdings LLC, 6.00%, 08/15/2026 (a)	800,000	798,712
KeyBank NA, 3.40%, 05/20/2026	1,915,000	1,913,733
Keybank National Association, 6.95%, 02/01/2028	6,755,000	7,011,869
LPL Holdings, Inc.
5.70%, 05/20/2027	2,410,000	2,436,301
4.63%, 11/15/2027 (a)	2,800,000	2,787,731
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	5,210,000	5,234,372
Manufacturers & Traders Trust Co., 3.40%, 08/17/2027	500,000	492,989
OneMain Finance Corp., 3.50%, 01/15/2027	400,000	395,060
PRA Group, Inc., 8.38%, 02/01/2028 (a)	800,000	813,121
Radian Group, Inc., 4.88%, 03/15/2027	3,350,000	3,351,789
Starwood Property Trust, Inc., 4.38%, 01/15/2027 (a)	300,000	299,417
Sumisho Air Lease Corp., 3.63%, 04/01/2027	2,000,000	1,977,319
Synchrony Bank, 5.63%, 08/23/2027	3,425,000	3,456,007
United Wholesale Mortgage LLC, 5.75%, 06/15/2027 (a)	400,000	398,612
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 4.75%, 04/15/2028 (a)	200,000	199,389
VICI Properties LP / VICI Note Co., Inc.
5.75%, 02/01/2027 (a)	580,000	583,010
3.75%, 02/15/2027 (a)	5,565,000	5,526,368
		122,988,881

Industrial - 2.9%
Arrow Electronics, Inc.
7.50%, 01/15/2027	1,100,000	1,117,202
3.88%, 01/12/2028	5,045,000	4,986,591
Avnet, Inc., 6.25%, 03/15/2028	5,511,000	5,660,734
Black & Decker Holdings, Inc., 7.05%, 07/01/2028 (a)	3,950,000	4,082,904
Boeing Co., 3.10%, 05/01/2026	832,000	832,000
Clydesdale Acquisition Holdings, Inc., 6.63%, 04/15/2029 (a)	735,000	724,031
Flex Ltd., 6.00%, 01/15/2028	5,147,000	5,263,309
GATX Corp.
3.25%, 09/15/2026	1,298,000	1,293,331
3.50%, 03/15/2028	670,000	658,578
Hexcel Corp., 4.20%, 02/15/2027	990,000	988,227
Jabil, Inc., 3.95%, 01/12/2028	1,345,000	1,332,827
Masco Corp., 1.50%, 02/15/2028	844,000	800,847
MasTec, Inc., 4.50%, 08/15/2028 (a)	5,210,000	5,181,598
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	300,000	301,329
Penske Truck Leasing Co. LP / PTL Finance Corp., 5.55%, 05/01/2028 (a)	2,000,000	2,032,473
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (a)	850,000	849,905
XPO, Inc., 6.25%, 06/01/2028 (a)	6,760,000	6,857,919
		42,963,805

Technology - 1.1%
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026	2,250,000	2,228,034
4.25%, 04/01/2028	2,650,000	2,621,673
Fiserv, Inc., 2.25%, 06/01/2027	5,650,000	5,516,738
Oracle Corp., 2.30%, 03/25/2028	6,100,000	5,825,146
		16,191,591

Utilities - 1.0%
National Fuel Gas Co., 5.50%, 10/01/2026	3,350,000	3,365,189
NRG Energy, Inc., 2.45%, 12/02/2027 (a)	5,860,000	5,664,306
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a)	1,450,000	1,456,259
3.70%, 01/30/2027 (a)	2,530,000	2,517,780
4.30%, 10/15/2028 (a)	2,165,000	2,140,935
		15,144,469
TOTAL CORPORATE OBLIGATIONS (Cost $347,586,736)		347,127,198

COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY - 23.1%	Par	Value
Federal Home Loan Mortgage Corp.
Series K-F100, Class AL, 3.90% (30 day avg SOFR US + 0.24%), 11/25/2027	3,629,839	3,618,394
Series K-F100, Class AS, 3.83% (30 day avg SOFR US + 0.18%), 01/25/2028	3,269,411	3,263,029
Series K-F101, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 01/25/2031	69,994	69,352
Series K-F102, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 01/25/2031	25,459,157	25,140,612
Series K-F103, Class AS, 3.89% (30 day avg SOFR US + 0.24%), 01/25/2031	8,878,433	8,777,610
Series K-F104, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 01/25/2031	2,361,257	2,351,215
Series K-F105, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 02/25/2031	10,121,695	10,057,017
Series K-F106, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 01/25/2031	4,890,759	4,839,117
Series K-F108, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 02/25/2031	4,707,005	4,686,478
Series K-F109, Class AS, 3.89% (30 day avg SOFR US + 0.24%), 03/25/2031	271,184	269,527
Series K-F111, Class AS, 3.89% (30 day avg SOFR US + 0.24%), 03/25/2031	6,407,357	6,369,201
Series K-F112, Class AS, 3.88% (30 day avg SOFR US + 0.23%), 04/25/2031	4,965,191	4,905,247
Series K-F113, Class AS, 3.88% (30 day avg SOFR US + 0.23%), 05/25/2028	4,801,456	4,780,119
Series K-F114, Class AS, 3.87% (30 day avg SOFR US + 0.22%), 05/25/2031	7,434,820	7,341,304
Series K-F115, Class AS, 3.86% (30 day avg SOFR US + 0.21%), 06/25/2031	4,729,329	4,668,652
Series K-F117, Class AS, 3.89% (30 day avg SOFR US + 0.24%), 06/25/2031	2,696,503	2,667,351
Series K-F118, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 07/25/2028	3,402,264	3,382,670
Series K-F119, Class AS, 3.86% (30 day avg SOFR US + 0.21%), 07/25/2031	9,305,158	9,245,996
Series K-F120, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 08/25/2031	21,832,652	21,693,971
Series K-F121, Class AS, 3.83% (30 day avg SOFR US + 0.18%), 08/25/2028	6,804,766	6,760,447
Series K-F122, Class AS, 3.84% (30 day avg SOFR US + 0.19%), 09/25/2031	5,729,771	5,703,574
Series KF123, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 09/25/2028	3,247,261	3,226,609
Series KF124, Class AS, 3.87% (30 day avg SOFR US + 0.22%), 10/25/2031	3,445,516	3,423,316
Series KF125, Class AS, 3.87% (30 day avg SOFR US + 0.22%), 10/25/2028	6,533,961	6,495,058
Series KF126, Class AS, 3.89% (30 day avg SOFR US + 0.24%), 11/25/2031	4,921,696	4,897,924
Series KF-127, Class AS, 3.86% (30 day avg SOFR US + 0.21%), 12/25/2028	23,894,332	23,793,450
Series KF128, Class AS, 3.88% (30 day avg SOFR US + 0.23%), 12/25/2031	8,610,632	8,537,692
Series KF129, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 01/25/2029	8,213,309	8,166,230
Series KF130, Class AS, 3.94% (30 day avg SOFR US + 0.29%), 01/25/2029	1,679,548	1,676,513
Series KF132, Class AS, 4.04% (30 day avg SOFR US + 0.39%), 02/25/2032	4,709,177	4,708,677
Series KF133, Class AS, 4.02% (30 day avg SOFR US + 0.37%), 02/25/2029	897,957	895,335
Series KF134, Class AS, 4.06% (30 day avg SOFR US + 0.41%), 03/25/2032	18,165,682	18,141,867
Series KF136, Class AS, 4.06% (30 day avg SOFR US + 0.41%), 04/25/2032	713,542	711,136
Series KF141, Class AS, 4.22% (30 day avg SOFR US + 0.57%), 07/25/2032	834,021	836,889
Series KF155, Class AS, 4.32% (30 day avg SOFR US + 0.67%), 02/25/2030	141,962	142,275
Series KF160, Class AS, 4.35% (30 day avg SOFR US + 0.70%), 10/25/2030	360,746	362,821
Series KF166, Class AS, 4.25% (30 day avg SOFR US + 0.60%), 01/25/2032	5,000,000	5,008,720
Series KF169, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 11/25/2035	10,000,000	10,012,480
Series KF170, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 11/25/2035	19,999,820	20,024,780
Series KF171, Class AS, 4.21% (30 day avg SOFR US + 0.56%), 03/25/2036	15,000,000	15,023,415
Series KF37, Class A, 4.13% (30 day avg SOFR US + 0.47%), 09/25/2027	643,918	644,386
Series KF57, Class A, 4.31% (30 day avg SOFR US + 0.65%), 12/25/2028	129,952	130,508
Series KF59, Class A, 4.31% (30 day avg SOFR US + 0.65%), 02/25/2029	699,548	701,485
Series KF61, Class A, 4.30% (30 day avg SOFR US + 0.64%), 03/25/2029	535,336	536,820
Series KF67, Class A, 4.29% (30 day avg SOFR US + 0.63%), 08/25/2029	235,356	236,152
Series KF75, Class AS, 4.20% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	915,302	917,064
Series KF81, Class AS, 4.05% (30 day avg SOFR US + 0.40%), 06/25/2027	1,700,549	1,701,797
Series KF82, Class AS, 4.07% (30 day avg SOFR US + 0.42%), 06/25/2030	5,246,353	5,231,716
Series KF85, Class AS, 3.98% (30 day avg SOFR US + 0.33%), 08/25/2030	819,687	814,677
Series KF88, Class AL, 4.10% (30 day avg SOFR US + 0.44%), 09/25/2030	3,468,812	3,463,345
Series KF91, Class AS, 4.03% (30 day avg SOFR US + 0.38%), 10/25/2030	2,955,785	2,941,917
Series KF94, Class AL, 4.07% (30 day avg SOFR US + 0.41%), 11/25/2030	5,331,897	5,313,363
Series KF96, Class AL, 4.03% (30 day avg SOFR US + 0.37%), 12/25/2030	137,383	136,674
Series KF96, Class AS, 3.95% (30 day avg SOFR US + 0.30%), 11/25/2030	1,699,694	1,685,871
Series KF97, Class AS, 3.90% (30 day avg SOFR US + 0.25%), 12/25/2030	3,214,778	3,181,640
Series KF98, Class AL, 3.94% (30 day avg SOFR US + 0.28%), 12/25/2030	5,064,132	5,018,838
Series KF98, Class AS, 3.86% (30 day avg SOFR US + 0.21%), 12/25/2030	5,252,135	5,170,364
Series KF99, Class AS, 3.85% (30 day avg SOFR US + 0.20%), 12/25/2030	20,272,036	20,018,859
Series KJ21, Class A2, 3.70%, 09/25/2026	55,145	55,037
Federal National Mortgage Association
Pool AN3381, 2.52%, 10/01/2026	890,621	883,499
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (c)	2,135,103	2,115,806
Series 2016-M9, Class A2, 2.29%, 06/25/2026	644,930	643,458
Series 2017-M15, Class ATS2, 3.22%, 11/25/2027 (c)	1,144,575	1,133,033
Series 2019-M28, Class AV, 2.23%, 02/25/2027	1,016,290	1,003,395
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES – U.S. GOVERNMENT AGENCY (Cost $340,643,241)		340,355,774

ASSET-BACKED SECURITIES - 21.0%	Par	Value
Automobile - 10.9%
ACM Auto Trust, Series 2025-4A, Class A, 5.87%, 05/20/2030 (a)	912,293	914,855
AgoraCapital Auto Securities Trust, Series 2025-1A, Class A, 6.40%, 11/25/2032 (a)	715,840	718,175
American Credit Acceptance Receivables Trust
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	4,470,000	4,551,384
Series 2024-1, Class D, 5.86%, 05/13/2030 (a)	5,000,000	5,055,299
Series 2024-2, Class D, 6.53%, 04/12/2030 (a)	5,500,000	5,600,820
Series 2026-1, Class A, 4.16%, 07/12/2029 (a)	2,108,254	2,108,046
Series 2026-2, Class A, 4.32%, 05/08/2030 (a)	8,000,000	8,012,792
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2B, 4.19% (30 day avg SOFR US + 0.55%), 03/19/2029 (a)	4,556,734	4,561,089
Arivo Acceptance Auto Loan Receivables Trust
Series 2022-2A, Class A, 6.90%, 01/16/2029 (a)	34,975	35,155
Series 2024-1A, Class A, 6.46%, 04/17/2028 (a)	72,967	73,203
Series 2025-1A, Class A2, 4.92%, 05/15/2029 (a)	835,579	838,312
Avis Budget Car Rental LLC
Series 2021-2A, Class A, 1.66%, 02/20/2028 (a)	5,000,000	4,926,261
Series 2021-2A, Class B, 1.90%, 02/20/2028 (a)	1,333,000	1,313,004
Series 2023-3A, Class C, 7.05%, 02/22/2028 (a)	800,000	809,451
Series 2024-2A, Class B, 5.57%, 10/20/2028 (a)	1,500,000	1,517,025
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class D, 6.03%, 11/15/2029	4,000,000	4,064,896
Series 2024-3, Class B, 5.37%, 10/16/2028	23,548	23,521
Series 2026-1, Class A2, 4.10%, 07/17/2028	2,000,000	2,000,280
Series 2026-2, Class A2, 4.24%, 09/15/2028	1,000,000	1,000,199
CarMax Auto Owner Trust, Series 2026-2, Class A2B, 3.64% (30 day avg SOFR US + 0.45%), 08/15/2029	2,750,000	2,754,652
Carvana Auto Receivables Trust
Series 2021-N2, Class C, 1.07%, 03/10/2028	50,980	50,155
Series 2021-N2, Class E, 2.90%, 03/10/2028 (a)	1,518,559	1,496,128
Series 2021-N3, Class C, 1.02%, 06/12/2028	16,638	16,277
CPS Auto Trust
Series 2023-C, Class D, 6.77%, 10/15/2029 (a)	7,300,000	7,487,020
Series 2026-B, Class B, 4.59%, 12/16/2030 (a)	1,250,000	1,249,769
DT Auto Owner Trust
Series 2022-1A, Class E, 5.53%, 03/15/2029 (a)	2,000,000	1,999,935
Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	2,259,631	2,266,739
Series 2023-2A, Class D, 6.62%, 02/15/2029 (a)	1,245,000	1,267,399
Exeter Automobile Receivables Trust
Series 2022-1A, Class E, 5.02%, 10/15/2029 (a)	2,000,000	1,982,626
Series 2022-5A, Class D, 7.40%, 02/15/2029	3,619,701	3,670,252
Series 2025-2A, Class B, 4.92%, 09/17/2029	1,125,000	1,131,261
Series 2025-5A, Class A2, 4.38%, 06/15/2028	3,808,141	3,811,725
FinBe USA Trust, Series 2025-1A, Class A, 5.70%, 12/15/2028 (a)	495,560	495,655
Flagship Credit Auto Trust
Series 2021-3, Class D, 1.65%, 09/15/2027 (a)	208,508	206,196
Series 2021-4, Class D, 2.26%, 12/15/2027 (a)	392,000	382,740
Series 2023-3, Class C, 6.01%, 07/16/2029 (a)	585,000	585,602
GLS Auto Receivables Trust
Series 2022-2A, Class E, 5.50%, 06/15/2029 (a)	2,500,000	2,517,099
Series 2024-2A, Class D, 6.19%, 02/15/2030 (a)	250,000	254,708
Series 2026-1A, Class A2, 4.04%, 11/15/2028 (a)	2,000,000	1,998,868
GM Financial Consumer Automobile Receivables Trust, Series 2026-2, Class A2B, 3.65% (30 day avg SOFR US + 0.40%), 05/16/2029	3,000,000	3,002,908
Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, 05/20/2032 (a)	178,053	180,481
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48%, 07/17/2028	5,673,931	5,680,989
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (a)	80,504	81,261
Series 2024-1A, Class A2, 6.19%, 08/15/2029 (a)	932,105	936,221
Series 2025-2A, Class A2, 5.18%, 05/15/2030 (a)	401,899	403,478
Series 2026-1A, Class A2, 4.68%, 07/15/2030 (a)	909,396	908,525
Lobel Automobile Receivables Trust
Series 2023-1, Class D, 8.00%, 03/15/2030 (a)	3,662,548	3,725,476
Series 2023-2, Class C, 10.04%, 06/15/2029 (a)	1,000,000	1,010,477
Series 2026-1, Class A, 4.88%, 10/16/2028 (a)	3,000,000	3,000,301
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	69,829	70,042
Prestige Auto Receivables Trust
Series 2025-1A, Class B, 5.34%, 11/15/2028 (a)	5,000,000	5,015,266
Series 2025-1A, Class C, 5.52%, 02/15/2030 (a)	5,000,000	5,028,292
Research-Driven Pagaya Motor Asset Trust
Series 2022-3A, Class B, 6.58%, 11/25/2030 (a)	395,252	396,905
Series 2025-3A, Class A2, 5.15%, 02/27/2034 (a)	4,500,000	4,526,673
Series 2025-5A, Class A3, 4.84%, 06/26/2034 (a)	3,000,000	3,004,190
Series 2025-6A, Class A3, 5.01%, 08/25/2034 (a)	2,000,000	1,996,984
Series 2026-1A, Class A3, 4.86%, 01/25/2035 (a)	2,500,000	2,487,298
Series 2026-2A, Class A2, 4.84%, 02/26/2035 (a)	5,000,000	5,000,442
Series 2026-R1A, Class A, 5.66%, 07/25/2034 (a)	4,749,180	4,755,707
Santander Consumer USA Holdings, Inc.
Series 2025-4, Class A2, 4.28%, 01/15/2029	6,666,352	6,673,069
Series 2026-1, Class A2, 4.04%, 03/15/2029	3,000,000	2,999,303
Strike Acceptance Auto Funding Trust, Series 2025-1A, Class A, 5.84%, 04/15/2032 (a)	1,763,029	1,764,471
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A3, 4.88%, 03/15/2029	2,958,950	2,978,050
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/2027 (a)	372,559	348,888
Upgrade Auto Receivables Trust, Series 2025-1A, Class A2, 4.54%, 05/15/2029 (a)	3,145,671	3,147,372
US Auto Funding Trust, Series 2022-1A, Class B, 5.13%, 12/15/2026 (a)	44,086	14,250
Veros Automobile Receivables Trust, Series 2026-1, Class A, 4.53%, 08/15/2028 (a)	1,416,535	1,417,051
Westlake Automobile Receivables Trust
Series 2025-2A, Class A2B, 4.22% (30 day avg SOFR US + 0.58%), 09/15/2028 (a)	1,427,158	1,427,973
Series 2026-1A, Class A2A, 4.02%, 09/15/2028 (a)	2,000,000	1,999,330
Series 2026-1A, Class A2B, 4.17% (30 day avg SOFR US + 0.53%), 09/15/2028 (a)	3,000,000	3,002,465
		160,732,711

Consumer - 10.0%
ACHD Trust, Series 2025-DS1, Class A, 5.98%, 01/09/2034 (a)	302,823	303,406
ACHV ABS Trust
Series 2024-1PL, Class B, 6.34%, 04/25/2031 (a)	210,083	211,736
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	306,642	308,756
Series 2024-1PL, Class D, 7.29%, 04/25/2031 (a)	2,703,876	2,729,330
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	280,463	282,222
Series 2024-2PL, Class C, 5.72%, 10/27/2031 (a)	1,609,633	1,619,680
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)	718,724	723,716
Series 2024-3AL, Class D, 6.75%, 12/26/2031 (a)	2,324,632	2,347,292
Cherry Securitization Trust, Series 2025-1A, Class A, 6.13%, 11/15/2032 (a)	2,000,000	2,021,704
Marlette Funding Trust
Series 2023-1A, Class D, 8.15%, 04/15/2033 (a)	5,659,799	5,741,104
Series 2023-3A, Class D, 8.04%, 09/15/2033 (a)	6,201,800	6,323,710
Series 2023-4A, Class B, 8.15%, 12/15/2033 (a)	1,755,000	1,801,428
Series 2024-1A, Class C, 6.34%, 07/17/2034 (a)	2,800,000	2,818,617
Series 2025-1A, Class B, 4.95%, 07/16/2035 (a)	2,000,000	2,004,131
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045 (a)	107,847	108,026
Oportun Financial Corp.
Series 2024-3, Class B, 5.48%, 08/15/2029 (a)	1,049,693	1,050,393
Series 2026-A, Class B, 5.06%, 01/09/2034 (a)	1,000,000	997,240
Pagaya AI Debt Selection Trust
Series 2022-1, Class C, 4.89%, 10/15/2029 (a)	4,632,344	4,612,941
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	2,618,965	2,629,161
Series 2024-11, Class B, 5.64%, 07/15/2032 (a)	1,041,101	1,047,079
Series 2024-11, Class C, 5.87%, 07/15/2032 (a)	586,738	588,660
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	761,165	761,780
Series 2024-6, Class B, 6.59%, 11/15/2031 (a)	824,192	824,826
Series 2024-8, Class C, 6.03%, 01/15/2032 (a)	416,421	417,559
Series 2024-8, Class D, 6.53%, 01/15/2032 (a)	745,801	748,295
Series 2024-9, Class B, 5.31%, 03/15/2032 (a)	2,385,087	2,390,692
Series 2024-9, Class D, 6.17%, 03/15/2032 (a)	674,413	676,933
Series 2025-1, Class A2, 5.16%, 07/15/2032 (a)	1,951,244	1,958,315
Series 2025-1, Class B, 5.63%, 07/15/2032 (a)	1,697,670	1,702,771
Series 2025-2, Class A2, 4.96%, 10/15/2032 (a)	3,017,111	3,021,884
Series 2025-2, Class C, 5.64%, 10/15/2032 (a)	1,999,790	2,003,535
Series 2025-3, Class A2, 5.37%, 12/15/2032 (a)	1,104,774	1,111,065
Series 2025-4, Class B, 5.69%, 01/17/2033 (a)	7,999,716	8,032,437
Series 2025-4, Class C, 6.15%, 01/17/2033 (a)	2,999,893	3,022,093
Series 2025-5, Class A2, 5.11%, 03/15/2033 (a)	5,507,437	5,523,184
Series 2025-5, Class B, 5.44%, 03/15/2033 (a)	6,337,255	6,346,940
Series 2025-5, Class C, 5.64%, 03/15/2033 (a)	3,499,865	3,511,040
Series 2025-6, Class A2, 4.50%, 04/15/2033 (a)	1,999,816	1,995,189
Series 2025-7, Class A2, 4.53%, 05/15/2033 (a)	9,998,217	9,952,060
Series 2025-7, Class B, 5.06%, 05/15/2033 (a)	134,976	134,062
Series 2026-1, Class A2, 4.74%, 09/15/2033 (a)	1,500,000	1,498,131
Series 2026-1, Class B, 5.37%, 09/15/2033 (a)	2,000,000	1,994,443
Series 2026-R1, Class A, 4.71%, 12/15/2033 (a)	3,459,334	3,450,662
Series 2026-R1, Class B, 5.28%, 12/15/2033 (a)	2,250,000	2,242,003
Series 2026-R2, Class A2, 5.21%, 02/15/2034 (a)	3,000,000	2,999,094
Pagaya Technologies Ltd.
Series 2025-1, Class A, 5.72%, 01/20/2034 (a)	5,750,000	5,769,759
Series 2025-1, Class C, 6.30%, 01/20/2034 (a)	1,000,000	1,004,112
Reach Financial LLC
Series 2024-1A, Class B, 6.29%, 02/18/2031 (a)	1,089,660	1,095,458
Series 2026-1A, Class A, 4.32%, 02/15/2033 (a)	1,475,524	1,475,285
Regional Management Issuance Trust, Series 2022-1, Class D, 6.72%, 03/15/2032 (a)	1,000,000	1,001,657
SoFi Consumer Loan Program Trust, Series 2025-3, Class A, 4.47%, 08/15/2034 (a)	1,012,252	1,013,956
Sotheby's Artfi Master Trust, Series 2026-1A, Class A2, 4.92% (3 mo. Term SOFR + 1.25%), 06/20/2033 (a)	2,000,000	2,003,367
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	571,151	538,477
Sunbit Asset Securitization Trust, Series 2025-1, Class A, 5.36%, 07/15/2030 (a)	1,500,000	1,501,330
Theorem Funding Trust
Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	2,105,587	2,108,855
Series 2022-3A, Class B, 8.95%, 04/15/2029 (a)	1,526,215	1,528,307
Upgrade Master Pass-Thru Trust
Series 2025-ST4, Class A, 5.50%, 08/16/2032 (a)	573,306	574,521
Series 2025-ST5, Class A, 4.79%, 09/15/2032 (a)	1,148,310	1,149,690
Series 2025-ST8, Class B, 5.07%, 12/15/2033 (a)	2,500,000	2,495,202
Series 2026-ST1, Class A, 4.24%, 03/15/2034 (a)	876,143	875,164
Upgrade Receivables Trust, Series 2024-1A, Class D, 8.90%, 02/18/2031 (a)	2,250,000	2,323,426
Upstart Pass-Through Trust Series, Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	116,902	116,684
Upstart Securitization Trust
Series 2025-1, Class A, 5.45%, 04/20/2035 (a)	1,785,617	1,796,889
Series 2025-1, Class B, 6.33%, 04/20/2035 (a)	1,000,000	1,017,764
Series 2025-2, Class B, 5.62%, 06/20/2035 (a)	4,366,000	4,400,598
Series 2026-2, Class A2, 4.54%, 05/20/2036 (a)	3,000,000	3,001,057
Series 2026-2, Class B, 5.08%, 05/20/2036 (a)	3,000,000	2,995,837
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A, 4.25%, 06/17/2030 (a)	269,175	268,691
		146,645,411

Credit Card - 0.0% (e)
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78%, 12/16/2030 (a)	500,000	499,557

Equipment - 0.1%
Verizon Master Trust, Series 2023-4, Class A1B, 4.49% (30 day avg SOFR US + 0.85%), 06/20/2029	1,293,000	1,294,027
TOTAL ASSET-BACKED SECURITIES (Cost $308,879,836)		309,171,706

COLLATERALIZED LOAN OBLIGATIONS - 14.0%	Par	Value
Arbor Realty CLO Ltd., Series 2025-BTR1, Class A, 5.58% (1 mo. Term SOFR + 1.93%), 01/20/2041 (a)	1,000,000	1,004,392
Ares CLO Ltd., Series 2016-41A, Class AR2, 5.00% (3 mo. Term SOFR + 1.33%), 04/15/2034 (a)	9,220,000	9,218,571
Barings Middle Market CLO Ltd.
Series 2023-IA, Class A1, 6.13% (3 mo. Term SOFR + 2.45%), 01/20/2036 (a)	4,838,933	4,851,602
Series 2023-IIA, Class A1R, 5.16% (3 mo. Term SOFR + 1.48%), 07/20/2034 (a)	10,000,000	9,997,190
BCRED BSL Static CLO Ltd., Series 2025-1A, Class AR, 4.92% (3 mo. Term SOFR + 1.25%), 07/24/2035 (a)	5,071,775	5,074,797
Black Diamond CLO Ltd., Series 2019-2A, Class A1AR, 4.99% (3 mo. Term SOFR + 1.32%), 07/23/2032 (a)	3,739,202	3,740,436
Blackrock CLO Ltd.
Series 2025-2A, Class A, 5.05% (3 mo. Term SOFR + 1.27%), 11/21/2033 (a)	12,000,000	11,992,116
Series 2025-2A, Class C, 6.13% (3 mo. Term SOFR + 2.35%), 11/21/2033 (a)	4,000,000	4,008,708
BlueMountain CLO Ltd.
Series 2017-2A, Class A2, 5.54% (3 mo. Term SOFR + 1.86%), 10/20/2030 (a)	4,500,000	4,502,137
Series 2018-22A, Class A2, 5.33% (3 mo. Term SOFR + 1.66%), 07/15/2031 (a)	4,500,000	4,499,946
Series 2018-3A, Class A1R, 4.86% (3 mo. Term SOFR + 1.19%), 10/25/2030 (a)	1,918,787	1,919,265
Cerberus Loan Funding LP
Series 2023-1A, Class AR, 0.00% (3 mo. Term SOFR + 1.60%), 03/22/2035 (a)(d)	4,000,000	4,000,000
Series 2024-1A, Class A, 5.57% (3 mo. Term SOFR + 1.90%), 04/15/2036 (a)	8,250,000	8,261,707
CIFC Funding Ltd., Series 2017-4A, Class A2R, 5.48% (3 mo. Term SOFR + 1.81%), 10/24/2030 (a)	5,464,882	5,467,500
Crestline Direct Lending CLO LP, Series 2024-1A, Class C, 5.97% (3 mo. Term SOFR + 2.30%), 01/15/2035 (a)	3,500,000	3,499,884
Fortress Credit BSL Ltd., Series 2020-1A, Class A1AR, 4.78% (3 mo. Term SOFR + 1.10%), 10/20/2033 (a)	4,062,282	4,063,229
Fortress Credit Opportunities
Series 2025-31A, Class A1, 5.18% (3 mo. Term SOFR + 1.50%), 07/20/2033 (a)	6,602,808	6,599,288
Series 2025-35A, Class A1, 5.08% (3 mo. Term SOFR + 1.40%), 07/20/2033 (a)	4,686,534	4,681,070
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 5.02% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	910,685	910,891
Golub Capital LLC
Series 2022-1A, Class BR, 5.67% (3 mo. Term SOFR + 2.00%), 07/25/2033 (a)	11,000,000	10,999,901
Series 2022-1A, Class CR, 6.42% (3 mo. Term SOFR + 2.75%), 07/25/2033 (a)	5,500,000	5,510,884
Golub Capital Partners CLO Ltd., Series 2023-67A, Class A1, 6.16% (3 mo. Term SOFR + 2.50%), 05/09/2036 (a)	7,600,000	7,612,236
Greywolf CLO Ltd., Series 2020-3RA, Class A1R2, 4.89% (3 mo. Term SOFR + 1.23%), 04/22/2033 (a)	2,128,581	2,129,036
LJV I MM CLO LLC, Series 2022-1A, Class A1, 5.52% (3 mo. Term SOFR + 1.85%), 04/28/2034 (a)	3,296,942	3,300,506
Marathon CLO Ltd., Series 2021-16A, Class A1AR, 4.78% (3 mo. Term SOFR + 1.11%), 04/15/2034 (a)	3,000,000	2,998,062
OZLM Ltd.
Series 2014-6A, Class B2S, 4.84%, 04/17/2031 (a)	8,906,275	8,890,573
Series 2019-24A, Class A1AR, 5.10% (3 mo. Term SOFR + 1.42%), 07/20/2032 (a)	680,066	680,078
Race Point CLO Ltd., Series 2016-10A, Class B1R, 5.58% (3 mo. Term SOFR + 1.91%), 07/25/2031 (a)	3,000,000	3,003,840
Rockford Tower CLO Ltd., Series 2019-2A, Class AR2, 4.79% (3 mo. Term SOFR + 1.13%), 08/20/2032 (a)	3,514,184	3,514,883
Romark CLO LLC, Series 2021-4A, Class A1R, 4.82% (3 mo. Term SOFR + 1.14%), 07/10/2034 (a)	4,250,000	4,248,432
Shackleton CLO Ltd.
Series 2013-4RA, Class B, 5.83% (3 mo. Term SOFR + 2.16%), 04/13/2031 (a)	5,000,000	5,010,485
Series 2014-5RA, Class B, 5.62% (3 mo. Term SOFR + 1.96%), 05/07/2031 (a)	3,611,972	3,617,943
Sound Point CLO Ltd.
Series 2014-1RA, Class A, 5.09% (3 mo. Term SOFR + 1.41%), 07/18/2031 (a)	1,052,020	1,052,436
Series 2015-2A, Class ARRR, 5.15% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	3,118,331	3,119,647
Steele Creek CLO Ltd., Series 2019-1A, Class BRR, 5.42% (3 mo. Term SOFR + 1.75%), 04/15/2032 (a)	15,000,000	15,015,780
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 5.08% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	255,261	255,187
Series 2019-2A, Class BRR, 5.38% (3 mo. Term SOFR + 1.70%), 10/17/2031 (a)	1,500,000	1,498,016
Series 2019-2A, Class DR, 7.69% (3 mo. Term SOFR + 4.01%), 10/17/2031 (a)	3,000,000	2,995,503
Trinitas CLO Ltd., Series 2020-14A, Class A1R2, 4.77% (3 mo. Term SOFR + 1.10%), 01/25/2034 (a)	7,403,434	7,398,970
Twin Brook CLO Ltd., Series 2024-2A, Class AR, 4.93% (3 mo. Term SOFR + 1.25%), 10/20/2035 (a)	9,000,000	8,927,154
Upland CLO Ltd., Series 2016-1A, Class A2R, 5.59% (3 mo. Term SOFR + 1.91%), 04/20/2031 (a)	1,027,706	1,028,440
Venture CLO Ltd., Series 2018-32A, Class A1, 5.04% (3 mo. Term SOFR + 1.36%), 07/18/2031 (a)	374,800	374,879
Zais CLO Ltd., Series 2015-3A, Class A2R, 6.12% (3 mo. Term SOFR + 2.45%), 07/15/2031 (a)	3,897,080	3,908,238
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $205,641,445)		205,383,838

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 13.0%	Par	Value
A&D Mortgage LLC
Series 2026-NQM1, Class A1, 4.91%, 02/25/2071 (a)(c)	2,109,677	2,095,188
Series 2026-NQM1, Class A2, 5.11%, 02/25/2071 (a)(b)	2,845,611	2,820,165
Series 2026-NQM2, Class A2, 5.01%, 03/25/2071 (a)(b)	1,669,345	1,651,793
Series 2026-NQM3, Class A1, 5.08%, 04/25/2071 (a)(c)	5,750,000	5,759,234
Adamas Trust, Inc., Series 2025-CP1, Class A1, 3.75%, 11/25/2069 (a)(c)	1,807,369	1,743,151
ATLX Trust, Series 2024-RPL1, Class A1, 3.85%, 04/25/2064 (a)(b)	862,755	840,714
Barclays Mortgage Loan Trust
Series 2026-NQM2, Class A1, 4.70%, 12/25/2065 (a)(c)	4,879,754	4,838,425
Series 2026-NQM2, Class A3, 5.20%, 12/25/2065 (a)(b)	2,927,853	2,901,817
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 7.90% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	195,850	199,817
Series 2025-1, Class M1A, 5.20% (30 day avg SOFR US + 1.55%), 10/25/2035 (a)	1,213,034	1,213,456
Series 2025-1, Class M1B, 6.15% (30 day avg SOFR US + 2.50%), 10/25/2035 (a)	2,000,000	2,010,903
Series 2025-1, Class M1C, 6.90% (30 day avg SOFR US + 3.25%), 10/25/2035 (a)	3,872,000	3,926,846
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, 1.70%, 04/25/2060 (a)(c)	3,938,028	3,673,848
Series 2022-NQM2, Class M1, 6.17%, 11/25/2061 (a)(c)	3,427,000	3,426,068
Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060 (a)(b)	1,880,240	1,858,926
Series 2024-NQM4, Class A2, 4.35%, 01/25/2060 (a)(b)	1,678,785	1,661,778
Series 2024-NQM4, Class A3, 4.35%, 01/25/2060 (a)(b)	839,393	811,447
Series 2024-NQM8, Class A1B, 4.30%, 08/01/2053 (a)(b)	1,716,102	1,687,508
COLT Funding LLC
Series 2022-3, Class A1, 4.22%, 02/25/2067 (a)(c)	643,970	632,297
Series 2025-12, Class A1, 4.98%, 01/26/2071 (a)(c)	973,645	971,876
COOPR Residential Mortgage Trust, Series 2025-CES3, Class A1A, 4.84%, 09/25/2060 (a)(b)	7,254,017	7,204,113
Credit Suisse Mortgage Capital Certificates, Series 2022-ATH1, Class A1A, 3.87%, 01/25/2067 (a)(c)	1,887,083	1,845,394
Deephaven Residential Mortgage Trust
Series 2025-CES1, Class A1A, 5.22%, 10/25/2055 (a)(b)	3,084,272	3,080,834
Series 2025-INV1, Class A3, 5.39%, 11/25/2060 (a)(b)	956,856	952,622
FIGRE Trust
Series 2024-HE1, Class B, 6.51%, 03/25/2054 (a)(c)	1,749,792	1,786,274
Series 2024-SL1, Class A1, 5.75%, 07/25/2053 (a)(c)	2,502,099	2,574,435
Series 2025-FL1, Class A1, 5.27%, 07/25/2055 (a)(b)	2,169,779	2,170,055
Series 2025-HE6, Class A, 5.04%, 09/25/2055 (a)(c)	899,016	893,626
Series 2026-HE1, Class A, 4.98%, 01/25/2056 (a)(c)	4,336,596	4,301,413
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066 (a)(c)	1,258,931	1,106,463
Series 2023-NQM2, Class A3, 6.60%, 11/25/2067 (a)(b)	285,814	284,106
GS Mortgage-Backed Securities Trust
Series 2025-HE1, Class A1, 5.20% (30 day avg SOFR US + 1.55%), 10/25/2055 (a)	4,958,961	4,975,012
Series 2025-HE2, Class A1, 5.20% (30 day avg SOFR US + 1.55%), 12/25/2065 (a)	3,508,633	3,524,208
Series 2026-AH1, Class A1A, 5.15% (30 day avg SOFR US + 1.50%), 07/25/2056 (a)	7,020,384	7,032,234
Series 2026-PJ6, Class A4, 5.50%, 09/25/2056 (a)(c)	2,500,000	2,501,752
JP Morgan Mortgage Trust
Series 2023-HE1, Class A1, 5.39% (30 day avg SOFR US + 1.75%), 11/25/2053 (a)	348,989	349,615
Series 2025-12MPR, Class A1D, 5.06%, 06/25/2056 (a)(b)	2,935,299	2,909,445
Series 2025-CES7, Class A1A, 5.06%, 04/25/2056 (a)(b)	3,702,721	3,688,707
Series 2025-CES7, Class A1B, 5.21%, 04/25/2056 (a)(b)	4,628,402	4,612,136
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A3, 4.25%, 02/25/2065 (a)(b)	1,429,997	1,382,804
New Residential Mortgage Loan Trust, Series 2022-NQM4, Class A3, 5.00%, 06/25/2062 (a)(b)	1,128,495	1,134,205
Oaktown Re, Series 2021-2, Class M1B, 6.55% (30 day avg SOFR US + 2.90%), 04/25/2034 (a)	745,050	749,136
Onslow Bay Mortgage Loan Trust
Series 2025-NQM23, Class A1, 4.87%, 10/25/2065 (a)(c)	2,712,200	2,703,105
Series 2026-HE1, Class A1A, 5.00% (30 day avg SOFR US + 1.35%), 02/25/2056 (a)	8,664,480	8,685,763
Series 2026-INV1, Class AF, 5.00% (30 day avg SOFR US + 1.35%), 02/25/2056, (6.00% Cap) (a)	4,867,209	4,874,696
PMT Loan Trust, Series 2026-CNF2, Class A24, 5.00% (30 day avg SOFR US + 1.35%), 02/25/2057, (6.00% Cap) (a)	2,236,652	2,238,279
Pretium Mortgage Credit Partners LLC, Series 2025-NPL9, Class A1, 5.39%, 08/25/2055 (a)(b)	3,677,214	3,684,070
SAIF Securitization Trust, Series 2025-CES1, Class A1, 5.41%, 06/25/2065 (a)(b)	4,621,482	4,627,558
Saluda Grade Mortgage Funding LLC
Series 2026-HB1, Class A1B, 5.20% (1 mo. Term SOFR + 1.55%), 04/25/2056 (a)	3,701,634	3,707,013
Series 2026-NPL1, Class A1, 7.04%, 04/25/2031 (a)(b)	5,000,000	5,010,465
Santander US Capital Markets LLC, Series 2025-CES1, Class A1A, 5.04%, 09/25/2055 (a)(b)	2,780,986	2,769,654
Sequoia Mortgage Trust, Series 2023-4, Class A10, 5.69%, 11/25/2053 (a)(c)	40,538	40,482
Starwood Mortgage Residential Trust
Series 2021-2, Class A3, 1.43%, 05/25/2065 (a)(c)	356,651	341,616
Series 2021-SFR2, Class F, 6.62% (1 mo. Term SOFR + 2.96%), 01/17/2039 (a)	158,389	157,961
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 4.77% (1 mo. Term SOFR + 1.11%), 10/25/2059 (a)	275,052	275,439
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(c)	1,500,000	1,402,227
Series 2025-CRM1, Class A1, 5.80%, 01/25/2065 (a)(b)	2,517,717	2,528,840
Series 2025-CRM1, Class A2B, 5.25%, 01/25/2065 (a)(b)	6,000,000	5,966,108
Verus Securitization Trust
Series 2022-3, Class A3, 4.13%, 02/25/2067 (a)(c)	158,081	149,980
Series 2025-12, Class A1, 4.96%, 12/25/2070 (a)(c)	1,454,866	1,452,856
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(b)	2,737,500	2,765,367
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(b)	619,024	618,757
Series 2024-CES2, Class A2, 5.66%, 10/25/2054 (a)(b)	2,000,000	2,008,120
Series 2024-CES3, Class A1, 5.68%, 01/25/2055 (a)(b)	698,544	701,853
Series 2025-CES1, Class A1, 5.81%, 04/25/2055 (a)(b)	2,918,188	2,935,488
Series 2025-CES1, Class A2, 6.03%, 04/25/2055 (a)(b)	3,000,000	3,030,256
Series 2025-CES2, Class A1, 5.60%, 08/25/2055 (a)(b)	9,358,244	9,393,764
Series 2025-CES3, Class A1, 5.30%, 11/25/2055 (a)(b)	8,122,444	8,121,436
Series 2026-CES1, Class A1, 5.04%, 02/25/2056 (a)(b)	6,823,463	6,774,688
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $190,539,507)		190,749,687

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.8%	Par	Value
Connecticut Avenue Securities Trust
Series 2023-R08, Class 1M1, 5.15% (30 day avg SOFR US + 1.50%), 10/25/2043 (a)	264,022	264,319
Series 2024-R02, Class 1M1, 4.75% (30 day avg SOFR US + 1.10%), 02/25/2044 (a)	478,244	478,319
Series 2024-R03, Class 2M1, 4.80% (30 day avg SOFR US + 1.15%), 03/25/2044 (a)	537,269	537,361
Series 2025-R01, Class 1A1, 4.60% (30 day avg SOFR US + 0.95%), 01/25/2045 (a)	1,142,873	1,144,044
Series 2025-R03, Class 2A1, 5.10% (30 day avg SOFR US + 1.45%), 03/25/2045 (a)	403,430	405,800
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046 (c)	42,211	41,139
Series 2022-DNA3, Class M1B, 6.55% (30 day avg SOFR US + 2.90%), 04/25/2042 (a)	4,627,000	4,708,321
Series 2023-DNA1, Class M1A, 5.75% (30 day avg SOFR US + 2.10%), 03/25/2043 (a)	932,593	943,656
Series 2023-HQA2, Class M1A, 5.65% (30 day avg SOFR US + 2.00%), 06/25/2043 (a)	230,834	231,070
Series 2024-DNA1, Class M1, 5.00% (30 day avg SOFR US + 1.35%), 02/25/2044 (a)	474,391	474,804
Series 2024-DNA2, Class A1, 4.90% (30 day avg SOFR US + 1.25%), 05/25/2044 (a)	689,299	692,395
Series 2024-HQA2, Class M1, 4.85% (30 day avg SOFR US + 1.20%), 08/25/2044 (a)	768,441	769,144
Series 2025-HQA1, Class A1, 4.60% (30 day avg SOFR US + 0.95%), 02/25/2045 (a)	1,326,875	1,329,040
Series 2025-HQA1, Class M1, 4.80% (30 day avg SOFR US + 1.15%), 02/25/2045 (a)	622,245	622,614
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $12,683,207)		12,642,026

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%	Par	Value
ACREC Trust, Series 2021-FL1, Class AS, 5.28% (1 mo. Term SOFR + 1.61%), 10/16/2036 (a)	177,975	178,197
Barings Issuer LLC, Series 2026-SBP, Class A, 4.82%, 02/26/2059 (a)	2,992,261	2,966,157
Commercial Mortgage Pass Through Certificates, Series 2025-SBX, Class B, 5.73%, 08/10/2041 (a)(c)	3,000,000	2,995,260
KREF Ltd., Series 2021-FL2, Class A, 4.85% (1 mo. Term SOFR + 1.18%), 02/15/2039 (a)	84,927	85,134
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL7, Class AS, 5.23% (1 mo. Term SOFR + 1.56%), 10/16/2036 (a)	3,500,000	3,506,034
NYC Commercial Mortgage Trust, Series 2025-28L, Class A, 4.82%, 11/05/2038 (a)(c)	500,000	498,103
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 5.82% (1 mo. Term SOFR + 2.15%), 02/15/2039 (a)	500,000	500,622
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, 6.03%, 03/15/2038 (a)(c)	1,000,000	1,002,737
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,713,232)		11,732,244

SHORT-TERM INVESTMENTS - 3.5%	Shares	Value
Money Market Funds – 3.5%
First American Government Obligations Fund - Class U, 3.60% (f)	50,890,537	50,890,537
TOTAL SHORT-TERM INVESTMENTS (Cost $50,890,537)		50,890,537

TOTAL INVESTMENTS - 99.8% (Cost $1,468,577,741)		1,468,053,010
Liabilities in Excess of Other Assets - 0.2%		2,647,360
TOTAL NET ASSETS - 100.0%		$1,470,700,370

Percentages are stated as a percent of net assets. LP – Limited Partnership PLC – Public Limited Company SOFR - Secured Overnight Financing Rate

Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of April 30, 2026, the value of these securities total $795,596,728 or 54.1% of the Fund’s net assets.

Step coupon bond. The rate disclosed is as of April 30, 2026.
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2026.

Security or a portion of the security purchased on a when-issued or delayed delivery basis.
Represents less than 0.05% of net assets.
The rate shown represents the 7-day annualized yield as of April 30, 2026.

Angel Oak UltraShort Income ETF
Schedule of Open Futures Contracts
April 30, 2026 (Unaudited)

Short Futures Contracts	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	(113)	06/30/2026	$(23,405,125)	$201,769

The average monthly notional value of short futures contracts during the period ended April 30, 2026, was $(35,678,082).

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including, but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps, and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker-dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$347,127,198	$–	$347,127,198
Commercial Mortgage-Backed Securities – U.S. Government Agency	–	340,355,774	–	340,355,774
Asset-Backed Securities	–	309,171,706	–	309,171,706
Collateralized Loan Obligations	–	205,383,838	–	205,383,838
Residential Mortgage-Backed Securities	–	190,749,687	–	190,749,687
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	12,642,026	–	12,642,026
Commercial Mortgage-Backed Securities	–	11,732,244	–	11,732,244
Short-Term Investments	50,890,537	–	–	50,890,537
Total	$50,890,537	$1,417,162,473	$–	$1,468,053,010

Other Financial Instruments
Assets
Futures Contracts*	$201,769	$–	$–	$201,769

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories.